Balances with related companies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Balances with related companies
42	Balances with related companies

(a)	Amounts due from related companies

		2021	2020
	Note	RMB million	RMB million
Current
CSAH and its affiliates		14	10
Associates		72	57
Joint ventures		28	18
Other related company		1	—

	50(c)	115	85

		2021	2020
		RMB million	RMB million
Non-current
Associates	50(c)	151	—

The amounts due from associates include long-term receivables of RMB183 million (including the portion due within one year) relating to a finance lease arrangement (Note(26)(ii)). Other than that, the remaining amounts due from related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be recovered within one year.

(b)	Prepayments to related companies for acquisition of long-term assets

		2021	2020
	Note	RMB million	RMB million
Non-current
CSAH and its affiliates		719	639
Associates		495	495
Joint ventures		88	88

	30&50(c)	1,302	1,222

(c)	Amounts due to related companies

		2021	2020
	Note	RMB million	RMB million
Current
CSAH and its affiliates		174	225
Associates		14	13
Joint ventures		175	119

	50(c)	363	357

The amounts due to related companies are unsecured, interest free and have no fixed terms of repayment. They are expected to be settled within one year.